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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 28-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

Rebecca Rogers                      Boston, MA              November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total: $    1,146
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                        FORM 13F INFORMATION TABLE

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COLUMN 1                        COLUMN 2    COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   ITEM 8
NAME OF ISSUER                  TITLE       CUSIP         VALUE       SHARES OR              INVESTMENT   OTHER      VOTING
                                OF          NUMBER        X($1000)    PRINCIPLE   SH/ PUT/   DISCRETION   MANAGERS   AUTHORITY
                                CLASS                                 AMOUNT      PRN CALL                           (SHARED)
--------------                  -----       ------        --------    ---------   --------   ----------   ---------  ---------

BELL MICROPRODUCTS INC          OTC EQ      078137106       $88        13500      SH          SHARED                   13500
BOYD GAMING CORP                COMMON      103304101       $38        2500       SH          SHARED                   2500
HYPERCOM CORP                   COMMON      44913M105       $51        10300      SH          SHARED                   10300
KEY ENERGY GROUP INC            COMMON      492914106       $66        6800       SH          SHARED                   6800
NEWPARK RESOURCES INC NEW       COMMON      651718504       $31        7100       SH          sHARED                   7100
PRIDE INTERNATIONAL INC         COMMON      74153Q102       $63        3700       SH          SHARED                   3700
SWIFT ENERGY CO                 COMMON      870738101       $65        4600       SH          SHARED                   4600
TENET HEALTHCARE CORP           COMMON      88033G100       $28        1900       SH          SHARED                   1900
TRIAD HOSPITAL INC              COMMON      89579K109       $73        2400       SH          SHARED                   2400
XTO ENERGY INC                  COMMON      98385X106       $27        1300       SH          SHARED                   1300
QUANTUM CORPORATION             COMMON      747906204       $65        21100      SH          SHARED                   21100
EDGAR ONLINE INC                OTC EQ      279765101       $39        23600      SH          SHARED                   23600
FRONTLINE COMMUNICATIONS CORP   COMMON      35921T108       $13        24200      SH          SHARED                   24200
GOODY'S FAMILY CLOTHING INC     OTC EQ      382588101       $99        10000      SH          SHARED                   10000
INFICON HOLDING AG              OTC EQ      45663T109       $82        10800      SH          SHARED                   10800
HECLA MINING COMPANY            COMMON      422704106       $52        10000      SH          SHARED                   10000
LANDEC CORPORATION              OTC EQ      514766104       $39        10000      SH          SHARED                   10000
EXCELLIGENCE LEARNING CORP      OTC EQ      300684107       $63        12500      SH          SHARED                   12500
RAINBOW TECHNOLOGIES INC        OTC EQ      750862104       $120       13100      SH          SHARED                   13100
THERMA-WAVE INC                 OTC EQ      88343A108       $44        12600      SH          SHARED                   12600

                                                           $1,146




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